Mineral Royalty Interest - Additional Information (Detail) - USD ($)			12 Months Ended
	Aug. 07, 2019	Aug. 07, 2014	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Royalty Arrangements [line items]
Gains on disposals of mineral royalty interest				$ 2,929,000
Metates Properties [member]
Disclosure Of Royalty Arrangements [line items]
Net smelter return royalty percentage	0.50%	1.50%	0.50%
Upfront cash payment for Royalty interest	$ 9,000,000	$ 9,000,000
Net smelter return royalty percentage which may be repurchased	1.00%
Total consideration owed by Mine Operator upon election of reacquisition of royalty interest	$ 9,000,000
Gains on disposals of mineral royalty interest				$ 3,000,000
Revenues recognized in royalty agreement			$ 0
Depletion in royalty agreement			$ 0